GOODWILL (Details) - Schedule of movement of goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
GOODWILL (Details) - Schedule of movement of goodwill [Line Items]
Opening balance	$ 2,294,072	$ 2,672,550	$ 2,710,382
Increase (decrease) due to exchange rate differences	(84,496)	(377,125)	(37,832)
Transfer from Multiplus S.A. (see nota 1)
Adjustment IAS 29, hyperinflation Argentina		335
Others		(1,688)
Closing balance	2,209,576	2,294,072	2,672,550
Cash-generating units [member]
GOODWILL (Details) - Schedule of movement of goodwill [Line Items]
Opening balance	1,845,136	2,146,692	2,176,634
Increase (decrease) due to exchange rate differences	(67,133)	(300,203)	(29,942)
Transfer from Multiplus S.A. (see nota 1)	431,573
Adjustment IAS 29, hyperinflation Argentina		335
Others		(1,688)
Closing balance	2,209,576	1,845,136	2,146,692
Coalition and Loyalty Program Multiplus CGU [Member]
GOODWILL (Details) - Schedule of movement of goodwill [Line Items]
Opening balance	448,936	525,858	533,748
Increase (decrease) due to exchange rate differences	(17,363)	(76,922)	(7,890)
Transfer from Multiplus S.A. (see nota 1)	(431,573)
Adjustment IAS 29, hyperinflation Argentina
Others
Closing balance		$ 448,936	$ 525,858